Goodwill and Intangibles (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Trade names	Dec. 31, 2012 Customer relationships	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Customer relationships Weighted average	Dec. 31, 2012 Technology-based intangible assets	Dec. 31, 2012 Technology-based intangible assets Weighted average
Intangible assets
Estimated useful life					10 years		5 years
Weighted average remaining life						2 years 7 months 6 days		1 year
Gross cost	$ 117,047		$ 16,100	$ 98,749			$ 2,198
Accumulated amortization	64,707			63,055			1,652
Net	$ 52,340	$ 66,671	$ 16,100	$ 35,694			$ 546